ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 14.0%
Hotels, Restaurants & Leisure 1.8%
Carnival	195,000	9,237
International Game Technology	150,000	5,283
		14,520
Leisure Equipment & Products 0.5%
Mattel	240,000	4,351
		4,351
Media 7.1%
CBS, Class B (1)	132,500	3,177
Clear Channel Communications	120,000	3,481
EchoStar Communications, Class A (2)	125,000	3,734
McGraw-Hill	150,000	8,643
Meredith	120,000	6,695
Omnicom	130,000	10,822
Time Warner	615,000	10,326
Tribune	140,000	3,840
Viacom, Class B (1)(2)	132,500	5,141
		55,859
Multiline Retail 2.3%
Family Dollar Stores	300,000	7,980
Target	190,000	9,882
		17,862
Specialty Retail 2.3%
Home Depot	280,000	11,844
Ross Stores	220,000	6,422
		18,266
Total Consumer Discretionary		110,858
CONSUMER STAPLES 7.5%
Beverages 2.0%
Coca-Cola	200,000	8,374
PepsiCo	135,000	7,802
		16,176
Food & Staples Retailing 2.3%
Sysco	180,000	5,769
Wal-Mart	100,000	4,724
Walgreen	175,000	7,548
		18,041
Food Products 1.7%
General Mills	160,000	8,109
McCormick	160,000	5,417
		13,526
Household Products 0.4%
Colgate-Palmolive	50,000	2,855
		2,855
Tobacco 1.1%
Altria Group	120,000	8,503
		8,503
Total Consumer Staples		59,101
ENERGY 9.0%
Energy Equipment & Services 2.7%
Baker Hughes	162,500	11,115
Diamond Offshore Drilling	110,000	9,845
		20,960
Oil, Gas & Consumable Fuels 6.3%
BP ADR	122,500	8,445
Chevron	165,000	9,565
ExxonMobil	325,000	19,780
Total, ADR	92,500	12,185
		49,975
Total Energy		70,935
FINANCIALS 22.3%
Capital Markets 8.2%
Ameriprise Financial	120,000	5,407
Bank of New York	210,000	7,568
John Nuveen	170,000	8,186
Mellon Financial	175,000	6,230
Morgan Stanley	140,000	8,795
State Street	212,500	12,841
UBS (CHF)	112,000	12,312
Waddell & Reed Financial, Class A	165,000	3,812
		65,151
Commercial Banks 2.4%
U.S. Bancorp	290,000	8,845
Wells Fargo	160,000	10,219
		19,064
Consumer Finance 1.1%
American Express	165,000	8,671
		8,671
Diversified Financial Services 2.4%
Citigroup	400,000	18,892
		18,892
Insurance 6.1%
American International Group	117,500	7,766
Axis Capital Holdings	155,000	4,635
Genworth Financial, Class A	250,000	8,357
Hartford Financial Services	102,500	8,256
Marsh & McLennan	335,000	9,836
St. Paul Travelers Companies	120,000	5,015
XL Capital	67,500	4,327
		48,192
Real Estate 2.1%
Archstone-Smith Trust, REIT	90,000	4,389
CapitalSource, REIT	85,000	2,115
Global Signal, REIT	110,000	5,412
Vornado Realty Trust, REIT	47,500	4,560
		16,476
Total Financials		176,446
HEALTH CARE 9.2%
Biotechnology 0.5%
MedImmune (2)	100,000	3,658
		3,658
Health Care Equipment & Supplies 1.7%
C R Bard	55,000	3,730
Dentsply International	75,000	4,361
Medtronic	110,000	5,583
		13,674
Health Care Providers & Services 1.5%
Cardinal Health	60,000	4,471
Quest Diagnostics	150,000	7,695
		12,166
Pharmaceuticals 5.5%
Abbott Laboratories	105,000	4,459
Eli Lilly	57,500	3,180
Johnson & Johnson	135,000	7,995
Novartis (CHF)	119,000	6,623
Pfizer	425,000	10,591
Wyeth	220,000	10,674
		43,522
Total Health Care		73,020
INDUSTRIALS & BUSINESS SERVICES 15.6%
Aerospace & Defense 3.4%
General Dynamics	130,000	8,318
Honeywell International	175,000	7,485
Lockheed Martin	33,000	2,479
Rockwell Collins	157,500	8,875
		27,157
Air Freight & Logistics 1.9%
C H Robinson Worldwide	65,000	3,191
Expeditors International of Washington	35,000	3,023
UPS, Class B	115,000	9,129
		15,343
Building Products 0.7%
Masco	170,000	5,523
		5,523
Commercial Services & Supplies 0.5%
ARAMARK, Class B	140,000	4,136
		4,136
Industrial Conglomerates 4.7%
GE	435,000	15,129
Roper Industries	245,000	11,914
Teleflex	60,000	4,298
Tyco International	200,000	5,376
		36,717
Machinery 2.9%
Danaher	145,000	9,215
Deere	55,000	4,348
Illinois Tool Works	55,000	5,297
Pall	140,000	4,366
		23,226
Road & Rail 1.5%
Union Pacific	125,000	11,669
		11,669
Total Industrials & Business Services		123,771
INFORMATION TECHNOLOGY 11.5%
Communications Equipment 1.7%
Cisco Systems (2)	225,000	4,876
Nokia ADR	425,000	8,806
		13,682
Computers & Peripherals 0.6%
Dell (2)	170,000	5,059
		5,059
Electronic Equipment & Instruments 0.6%
Jabil Circuit (2)	100,000	4,286
		4,286
IT Services 3.1%
Automatic Data Processing	195,000	8,908
First Data	250,000	11,705
Paychex	87,500	3,645
		24,258
Semiconductor & Semiconductor Equipment 3.1%
Analog Devices	205,000	7,849
Applied Materials	125,000	2,189
Intel	250,000	4,837
Linear Technology	175,000	6,139
Texas Instruments	70,000	2,273
Xilinx	60,000	1,528
		24,815
Software 2.4%
Jack Henry & Associates	175,000	4,002
Microsoft	550,000	14,966
		18,968
Total Information Technology		91,068
MATERIALS 2.0%
Chemicals 1.2%
Potash Corp./Saskatchewan	33,000	2,907
Sigma Aldrich	95,000	6,250
		9,157
Paper & Forest Products 0.8%
International Paper	185,000	6,395
		6,395
Total Materials		15,552
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 2.1%
Telus (Non-voting shares)	260,000	10,062
Verizon Communications	210,000	7,153
		17,215
Wireless Telecommunication Services 2.2%
Alltel	60,000	3,885
Sprint Nextel	185,000	4,780
Vodafone ADR	410,000	8,569
		17,234
Total Telecommunication Services		34,449
UTILITIES 2.0%
Electric Utilities 0.5%
Pinnacle West Capital	90,000	3,519
		3,519
Gas Utilities 0.5%
AGL Resources	115,000	4,146
		4,146
Multi-Utilities 1.0%
NiSource	400,000	8,088
		8,088
Total Utilities		15,753
Total Common Stocks (Cost $550,452)		770,953
CONVERTIBLE BONDS 0.5%
Lamar Advertising, 2.875%, 12/31/10	3,525,000	4,099
Total Convertible Bonds (Cost $3,755)		4,099
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 4.71% (3)(4)	18,431,569	18,432
Total Short-Term Investments (Cost $18,432)		18,432
Total Investments in Securities
100.2% of Net Assets (Cost $572,639)		$793,484
†	Denominated in U.S. dollars unless otherwise noted
(1)	When-issued security
(2)	Non-income producing
(3)	Affiliated company - see Note 3
(4)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $572,639,000. Net unrealized gain aggregated $220,845,000 at period-end, of which $235,197,000 related to appreciated investments and $14,352,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $158,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $18,432,000 and $18,162,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006